BORROWINGS - Non-recourse borrowings composition of non-recourse borrowings (Details) $ in Millions	Dec. 31, 2020 USD ($) year	Dec. 31, 2019 USD ($) year
Disclosure of detailed information about borrowings [line items]
Less: Unamortized financing fees	$ (37)	$ (2)
Less: Current portion	(886)	(605)
Non-recourse borrowings	$ 14,595	$ 12,604
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Weighted-average interest rate (%)	4.10%	5.20%
Term (years) | year	10	10
Carrying value	$ 12,859	$ 11,960
Estimated fair value	14,595	12,604
Add: Unamortized premiums	56	84
Less: Unamortized financing fees	(93)	(86)
Less: Current portion	(886)	(605)
Non-recourse borrowings	11,936	$ 11,353
Total borrowings	12,859
Non-recourse borrowings | 2021
Disclosure of detailed information about borrowings [line items]
Total borrowings	886
Non-recourse borrowings | 2022
Disclosure of detailed information about borrowings [line items]
Total borrowings	957
Non-recourse borrowings | 2023
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,418
Non-recourse borrowings | 2024
Disclosure of detailed information about borrowings [line items]
Total borrowings	767
Non-recourse borrowings | 2025
Disclosure of detailed information about borrowings [line items]
Total borrowings	750
Non-recourse borrowings | Thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 8,081
Non-recourse borrowings | Hydroelectric
Disclosure of detailed information about borrowings [line items]
Weighted-average interest rate (%)	4.90%	6.10%
Term (years) | year	8	9
Carrying value	$ 5,412	$ 5,153
Estimated fair value	6,108	$ 5,525
Total borrowings	5,412
Non-recourse borrowings | Hydroelectric | 2021
Disclosure of detailed information about borrowings [line items]
Total borrowings	213
Non-recourse borrowings | Hydroelectric | 2022
Disclosure of detailed information about borrowings [line items]
Total borrowings	526
Non-recourse borrowings | Hydroelectric | 2023
Disclosure of detailed information about borrowings [line items]
Total borrowings	381
Non-recourse borrowings | Hydroelectric | 2024
Disclosure of detailed information about borrowings [line items]
Total borrowings	380
Non-recourse borrowings | Hydroelectric | 2025
Disclosure of detailed information about borrowings [line items]
Total borrowings	363
Non-recourse borrowings | Hydroelectric | Thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 3,549
Non-recourse borrowings | Wind
Disclosure of detailed information about borrowings [line items]
Weighted-average interest rate (%)	3.80%	4.10%
Term (years) | year	10	10
Carrying value	$ 3,041	$ 2,982
Estimated fair value	3,428	$ 3,095
Total borrowings	3,041
Non-recourse borrowings | Wind | 2021
Disclosure of detailed information about borrowings [line items]
Total borrowings	207
Non-recourse borrowings | Wind | 2022
Disclosure of detailed information about borrowings [line items]
Total borrowings	207
Non-recourse borrowings | Wind | 2023
Disclosure of detailed information about borrowings [line items]
Total borrowings	423
Non-recourse borrowings | Wind | 2024
Disclosure of detailed information about borrowings [line items]
Total borrowings	180
Non-recourse borrowings | Wind | 2025
Disclosure of detailed information about borrowings [line items]
Total borrowings	180
Non-recourse borrowings | Wind | Thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 1,844
Non-recourse borrowings | Solar
Disclosure of detailed information about borrowings [line items]
Weighted-average interest rate (%)	3.40%	5.00%
Term (years) | year	12	12
Carrying value	$ 3,480	$ 2,813
Estimated fair value	4,038	$ 2,953
Total borrowings	3,480
Non-recourse borrowings | Solar | 2021
Disclosure of detailed information about borrowings [line items]
Total borrowings	397
Non-recourse borrowings | Solar | 2022
Disclosure of detailed information about borrowings [line items]
Total borrowings	161
Non-recourse borrowings | Solar | 2023
Disclosure of detailed information about borrowings [line items]
Total borrowings	468
Non-recourse borrowings | Solar | 2024
Disclosure of detailed information about borrowings [line items]
Total borrowings	164
Non-recourse borrowings | Solar | 2025
Disclosure of detailed information about borrowings [line items]
Total borrowings	170
Non-recourse borrowings | Solar | Thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 2,120
Non-recourse borrowings | Energy Transition
Disclosure of detailed information about borrowings [line items]
Weighted-average interest rate (%)	3.80%	4.00%
Term (years) | year	12	5
Carrying value	$ 926	$ 1,012
Estimated fair value	1,021	$ 1,031
Total borrowings	926
Non-recourse borrowings | Energy Transition | 2021
Disclosure of detailed information about borrowings [line items]
Total borrowings	69
Non-recourse borrowings | Energy Transition | 2022
Disclosure of detailed information about borrowings [line items]
Total borrowings	63
Non-recourse borrowings | Energy Transition | 2023
Disclosure of detailed information about borrowings [line items]
Total borrowings	146
Non-recourse borrowings | Energy Transition | 2024
Disclosure of detailed information about borrowings [line items]
Total borrowings	43
Non-recourse borrowings | Energy Transition | 2025
Disclosure of detailed information about borrowings [line items]
Total borrowings	37
Non-recourse borrowings | Energy Transition | Thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 568